Other operating income and expenses - Schedule of other operating expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Other Operating Expenses [Abstract]
Restructuring expenses		$ (12,018)	$ (3,244)
Allowance for materials and spare parts		(1,125)	(972)	$ (491)
Provision for environmental remediation		(1,168)	(816)
Provision for contingencies	$ (2)	(240)	(422)	(2,566)
Transaction cost related to the business combinations		(2,380)
Extraordinary tariff on SGIC	(133)			(1,711)
Others		(1,166)	(726)	(357)
Total other operating expenses	$ (135)	$ (18,097)	$ (6,180)	$ (5,125)